EMPLOYEES - Schedule of Key Management Employee Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Short-term employee benefits	$ (13)	$ (10)	$ (10)
Termination costs	0	0	(1)
Share-based payments expense for the year	(13)	(10)	(7)
Non-Executive Director remuneration	(1)	(1)	(1)
Total compensation awarded	$ (27)	$ (21)	$ (19)